GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (6,098,944)	$ (5,981,082)
Retained Earnings (Accumulated Deficit)	(26,969,657)	(20,870,713)
[custom:WorkingCapitalDeficit-0]	$ (4,171,277)	$ (4,726,654)